Label	Element	Value
Distillate Small/Mid Cash Flow ETF | Skyworks Solutions, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Distillate Small/Mid Cash Flow ETF | Mosaic Company
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Distillate Small/Mid Cash Flow ETF | Owens Corning
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Distillate Small/Mid Cash Flow ETF | DXC Technology Company
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Distillate Small/Mid Cash Flow ETF | APA Corporation
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Distillate Small/Mid Cash Flow ETF | Molina Healthcare, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Distillate Small/Mid Cash Flow ETF | Antero Resources Corporation
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Distillate Small/Mid Cash Flow ETF | Dillard's, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Distillate Small/Mid Cash Flow ETF | HF Sinclair Corporation
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Distillate Small/Mid Cash Flow ETF | Ovintiv, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Distillate Small/Mid Cash Flow ETF | Consumer, Non-cyclical
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.10%
Distillate Small/Mid Cash Flow ETF | Consumer, Cyclical
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.10%
Distillate Small/Mid Cash Flow ETF | Industrial
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.10%
Distillate Small/Mid Cash Flow ETF | Energy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.10%
Distillate Small/Mid Cash Flow ETF | Technology
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.40%
Distillate Small/Mid Cash Flow ETF | Communications
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Distillate Small/Mid Cash Flow ETF | Financial
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Distillate Small/Mid Cash Flow ETF | Basic Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Distillate Small/Mid Cash Flow ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%